RELATED PARTY TRANSACTIONS (Details) - EBP Japan	12 Months Ended
	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 JPY (¥) shares	Jun. 30, 2023 JPY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares (in shares)	994,167		1,060,102	1,134,650	994,167	1,060,102
Cost	¥ 26,308,145,092		¥ 23,463,946,070	¥ 22,328,905,270	$ 182,490,000	$ 145,900,000
Dividend income	447,910,000	$ 3,106,931	459,308,550	411,685,214
Employer contributions	¥ 212,710,000	$ 1,475,447	¥ 216,183,600	¥ 216,627,200